Common Stock - Additional Information 1 (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 0.53	$ 1.10	$ 6.52
Unrecognized compensation expense related to stock options granted	$ 600
Estimated grant date fair value of stock options vested	1,000	$ 1,300	$ 1,900
Aggregate intrinsic value of options exercised	0	$ 2,787	$ 51,100
Aggregate intrinsic value of the outstanding options	0
Aggregate intrinsic value of the exercisable outstanding options	$ 0
Effect on diluted per share on options, restricted stock units and warrants	5.3	5.8	7.0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period, restricted stock awards	1 year 3 months 18 days
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	7 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	10 years
Stock Options [Member] | Employees and consultants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Stock Options [Member] | Employees and consultants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Stock Options [Member] | Board of Directors [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Stock Options [Member] | Board of Directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Weighted-average period, restricted stock awards	1 year 4 months 24 days
Stock based compensation expense	$ 700	$ 1,100	$ 2,200
Total unrecognized compensation expense related to the Company's restricted stock unit awards	$ 800